SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes		$ 5,550,607
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible notes-principal		5,500,000
Convertible notes-discount		(316,060)
Convertible notes-interest		366,667
Convertible notes		$ 5,550,607